DERIVATIVES - Collateral Payable Associated With Derivative Positions (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Assets posted as collateral associated with derivatives	$ 2,069	$ 0	$ 17,375
Collateral payable associated with derivatives	54,890	61,060
Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		61,060	20,888
Digital assets
Derivative [Line Items]
Assets posted as collateral associated with derivatives	19	0	15,284
Collateral payable associated with derivatives	47,876	30,600
Digital assets | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		30,600	9,521
Cash
Derivative [Line Items]
Assets posted as collateral associated with derivatives	2,050	0	2,091
Collateral payable associated with derivatives	$ 7,014	30,460
Cash | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		$ 30,460	$ 11,367